Other Income - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Income [Line Items]
Industrial income recognized	€ 765	€ 30,839	€ 69	[1]
Research tax credit (CIR)	6,993	10,122	7,425
Research tax credit	7,911	9,585	8,785
Research tax credit dispute reversal	(1,892)
Exchange gains on trade receivables	951	1,985	38
CIR Tax Credit
Disclosure Of Other Income [Line Items]
Research tax credit (CIR)	€ 6,020	€ 8,125	€ 7,295

[1]	The Group applied IFRS16 ”Leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2018 has not been restated . The impact of this application is presented in note 4.7